Fees Summary	Oct. 13, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	* Calculated in accordance with Rule 457(c), based on the average of the high and low prices reported on the consolidated reporting system on October 12, 2026.
Narrative - Max Aggregate Offering Price	$ 105,200,000.00
Final Prospectus	true